CONSOLIDATED CONDENSED STATEMENTS OF COMPREHENSIVE INCOME (LOSS) (USD $) In Thousands, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Comprehensive income:
Net income (loss)	$ (12,392)	$ 572	$ 27,179	$ 37,098	$ (50,645)
Other comprehensive gain (loss), net of tax:
Currency translation difference on related borrowings	(804)	0	(1,525)	0	0
Currency translation difference on foreign currency net investments	699	0	3,051	0	0
Total other comprehensive gain (loss), net of tax:	(105)	0	1,526	0	0
Comprehensive income (loss)	(12,497)	572	28,705	37,098	(50,645)
Comprehensive (income) loss attributable to noncontrolling interest	(154)	20	198	215	194
Comprehensive income (loss) attributable to controlling interest	$ (12,651)	$ 592	$ 28,903	$ 37,313	$ (50,451)